Derivative financial instruments - Pre-tax impact of cash flow and net investment hedges on reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Derivative financial instruments
Balances in cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	$ 43	$ 0
Foreign exchange risk
Derivative financial instruments
Loss relating to discontinued hedges	(210)	(210)
Cash Flow and Net Investment Hedges
Derivative financial instruments
Opening balance	(182)	(176)
Net gains/(losses) from changes in fair value	(95)	(203)
Transferred to interest income	218	197
Closing balance	(59)	(182)
Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Opening balance	(99)	(87)
Net gains/(losses) from changes in fair value	(1)	(158)
Transferred to interest income	173	146
Closing balance	73	(99)
Cash Flow and Net Investment Hedges | Foreign exchange risk
Derivative financial instruments
Opening balance	(83)	(89)
Net gains/(losses) from changes in fair value	(94)	(45)
Transferred to interest income	45	51
Closing balance	(132)	(83)
Net Investment Hedging
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	(9)	(129)
Parent Entity | Foreign exchange risk
Derivative financial instruments
Loss relating to discontinued hedges	(214)	(214)
Parent Entity | Cash Flow and Net Investment Hedges
Derivative financial instruments
Opening balance	(92)	(99)
Net gains/(losses) from changes in fair value	(28)	(121)
Transferred to interest income	150	128
Closing balance	30	(92)
Parent Entity | Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Opening balance	(70)	(42)
Net gains/(losses) from changes in fair value	16	(130)
Transferred to interest income	137	102
Closing balance	83	(70)
Parent Entity | Cash Flow and Net Investment Hedges | Foreign exchange risk
Derivative financial instruments
Opening balance	(22)	(57)
Net gains/(losses) from changes in fair value	(44)	9
Transferred to interest income	13	26
Closing balance	(53)	(22)
Parent Entity | Net Investment Hedging
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	$ (17)	$ (52)